Kayne Anderson Renewable Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS - 97.18%
Green Utilities - 33.00%
Algonquin Power & Utilities Corp. (a)	383,700	$3,223,080
EDP - Energias de Portugal SA (a)	762,056	4,152,396
Enel SpA (a)	479,740	2,925,924
Eversource Energy	29,300	2,293,018
Hydro One Limited (a)	79,500	2,263,529
Iberdrola SA (a)	352,744	4,394,435
NextEra Energy, Inc.	73,340	5,653,047
SSE plc (a)	66,776	1,490,022
Xcel Energy, Inc.	51,900	3,500,136
		29,895,587
Renewable Power Companies - 29.54%
The AES Corp.	153,700	3,701,096
Brookfield Renewable Partners LP (a)	136,544	4,302,501
China Longyuan Power Group Corp. Ltd. (a)	1,482,100	1,690,801
Drax Group plc (a)	341,000	2,561,345
Northland Power, Inc. (a)	90,333	2,264,508
Omega Energia SA (a)(b)	1,164,641	2,157,657
Orsted A/S (a)	38,214	3,258,431
RWE AG (a)	90,100	3,876,874
TransAlta Corp. (a)	336,991	2,947,269
		26,760,482
Renewable Energy Developers - 15.82%
Altus Power, Inc. (b)	125,600	688,288
Ameresco, Inc., Class A (b)	33,700	1,658,714
Corporacion Acciona Energias Renovables SA (a)	84,600	3,280,945
Enlight Renewable Energy Ltd.(a)(b)	97,400	1,648,008
Neoen SA (a)	60,695	1,913,716
ReNew Energy Global plc, Class A (a)(b)	333,798	1,875,945
Sunrun, Inc. (b)	70,100	1,412,515
Terna Energy SA (a)	87,116	1,855,970
		14,334,101
Wind & Solar Yield Companies - 12.71%
Atlantica Sustainable Infrastructure plc (a)	182,673	5,399,814
Clearway Energy, Inc., Class C	123,576	3,871,636
NextEra Energy Partners LP	36,878	2,240,339
		11,511,789
Biomass Infrastructure - 6.11%
Constellation Energy Corp.	23,500	1,844,750
Enphase Energy, Inc. (b)	4,200	883,176
Enviva, Inc.	26,326	760,295
First Solar, Inc. (b)	3,000	652,500
Polaris Renewable Energy, Inc. (a)	141,900	1,398,526
		5,539,247
Total Common Stocks
(Cost $88,441,199)		88,041,206

SHORT-TERM INVESTMENTS - 4.56%
Money Market Fund - 4.56%
First American Treasury Obligations Fund, Class X, 4.72% (c)	4,134,299	4,134,299
Total Short-Term Investments
(Cost $4,134,299)		4,134,299
Total Investments
(Cost $92,575,498) - 101.74%		92,175,505
Liabilities in Excess of Other Assets - (1.74)%		(1,573,052)
Net Assets - 100.00%		$90,602,453

(a)	Foreign security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

	At March 31, 2023, the Fund's geographic allocation was follows:

	Geographic Location	% of Common Stock
	Europe | U.K.	39.88%
	United States	33.12%
	Canada	18.63%
	Australia, Brazil, Japan & Other	8.37%

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV.
Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2023:

Assets
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Green Utilities	$16,932,810	$12,962,777	$-	$29,895,587
Renewable Power Companies	15,373,031	11,387,451	-	26,760,482
Renewable Energy Developers	7,283,470	7,050,631	-	14,334,101
Wind & Solar Yield Companies	11,511,789	-	-	11,511,789
Biomass Infrastructure	5,539,247	-	-	5,539,247
Total Common Stock	56,640,347	31,400,859	-	88,041,206
Short-Term Investments	4,134,299	-	-	4,134,299
	$60,774,646	$31,400,859	$-	$92,175,505
Liabilities
Other Instruments
Forward Currency Contracts	$-	$(887,631)	$-	$(887,631)
	$60,774,646	$30,513,229	$-	$91,287,874

During the period ended March 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Schedule of Open Forward Currency Contracts*
March 31, 2023 (Unaudited)

							Unrealized
Settlement	Currency to be		Value	Currency to be		Value	Appreciation
Date	Delivered		(USD)	Received		(USD)	(Depreciation)**
6/30/2023	22,178,020	BRL	$4,301,117	4,036,624	USD	$4,036,624	$(264,493)
6/30/2023	1,861,675	USD	1,861,675	9,757,038	BRL	1,892,241	30,566
6/30/2023	14,772,891	CAD	10,947,360	10,836,324	USD	10,836,324	(111,036)
6/30/2023	2,846,631	USD	2,846,631	3,786,303	CAD	2,805,817	(40,814)
6/30/2023	25,353,430	DKK	3,713,493	3,650,234	USD	3,650,234	(63,259)
6/30/2023	663,007	USD	663,007	4,535,700	DKK	664,339	1,332
6/30/2023	21,672,515	EUR	23,626,477	23,213,715	USD	23,213,715	(412,762)
6/30/2023	2,431,986	USD	2,431,986	2,234,870	EUR	2,436,363	4,377
6/30/2023	2,914,951	GBP	3,602,275	3,521,147	USD	3,521,147	(81,128)
6/30/2023	27,060,167	HKD	3,461,479	3,461,162	USD	3,461,162	(317)
6/30/2023	1,707,783	USD	1,707,782	13,307,213	HKD	1,702,230	(5,552)
6/30/2023	10,309,178	NOK	988,747	1,045,697	USD	1,045,697	56,950
6/30/2023	1,009,961	USD	1,009,961	10,309,178	NOK	988,747	(21,214)
6/30/2023	14,193,437	SEK	1,374,046	1,362,461	USD	1,362,461	(11,585)
			$62,536,036			$61,617,101	$(918,935)

BRL - Brazillian Real
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP- British Pound Sterling
HKD - Hong Kong Dollar
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollar

* Bannockburn Global Forex, LLC is the counterparty for all open forward currency contracts held by the Fund as of March 31, 2023.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.